CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Total	Series A, Preferred Stock	Series B, Preferred Stock	Common Stock	Subscriptions Payable	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interest
Balance, Shares at Dec. 31, 2019		1,000,000	2,588,693	177,629,939
Balance, Amount at Dec. 31, 2019	$ (18,795,869)	$ 1,000	$ 2,589	$ 177,630	$ 574,256	$ 13,279,749	$ (32,831,093)	$ 0
Common Stock Issued For Services, Shares	417,649			7,002,000
Common Stock Issued For Services, Amount	$ 54,000	0	0	$ 7,002	(812,773)	859,771	0	0
Common Stock Issuable For Services	363,569	0	0	0	363,569	0	0	0
Equity Interest In Quiklabs Issued For Cash	460,000	0	0	0	0	368,000	0	92,000
Acquisition Of Air Fitness	113,333	0	0	$ 0	0	0	0	113,333
Common Stock Issued For Settlement Of Liability, Shares				1,000,000
Common Stock Issued For Settlement Of Liability, Amount	58,000	$ 0	$ 0	$ 1,000	0	57,000	0	0
Reclassification Of Preferred Stock As Mezzanine, Shares		(1,000,000)	(2,588,693)
Reclassification Of Preferred Stock As Mezzanine, Amount	(4,794,473)	$ (1,000)	$ (2,589)	$ 0	0	(4,790,884)	0	0
Common Stock Issued For Convertible Promissory Notes, Shares				679,932,432
Common Stock Issued For Convertible Promissory Notes, Amount	2,150,179	0	0	$ 679,933	0	1,470,246	0	0
Innovaqor Merger	0	0	0	0	0	219,058	0	(219,058)
Net Loss	(8,119,268)	0	0	$ 0	0	0	(8,071,851)	(47,417)
Balance, Shares at Dec. 31, 2020				865,564,371
Balance, Amount at Dec. 31, 2020	$ (28,510,529)	$ 0	$ 0	$ 865,565	125,052	11,462,940	(40,902,944)	(61,142)
Common Stock Issued For Services, Shares	222,711
Equity Interest In Quiklabs Issued For Cash	$ 10,000					8,000		2,000
Net Loss	(4,095,507)						(4,018,893)	(76,614)
Common Stock Issued For Services Or Subscription Payable, Shares				5,964,667
Common Stock Issued For Services Or Subscription Payable, Amount	222,711			$ 5,965	(119,442)	336,188
Refund Of Equity Interest In Quiklabs	70,000					56,000		14,000
Common Shares Issued In Exchange For Debt, Shares				22,500,000
Common Shares Issued In Exchange For Debt, Amount	769,800			$ 22,500		747,300
Common Shares Issued For Cash, Shares				29,000,000
Common Shares Issued For Cash, Amount	610,502			$ 28,999		581,503
Tpt Strategic License Cancellation						(219,058)		219,058
Balance, Shares at Dec. 31, 2021				923,029,038
Balance, Amount at Dec. 31, 2021	$ (31,063,023)			$ 923,029	$ 5,610	$ 12,860,873	$ (44,921,837)	$ 69,302